Voyage Expenses and Vessel Operating Expenses (Tables)	12 Months Ended
Dec. 31, 2024
Expenses by nature [abstract]
Voyage Expenses and Vessel Operating Expenses - Voyage expenses	Voyage expenses consisted of:

	For the year ended December 31,
	2024	2023	2022
Commissions	446	397	924
Bunkers expenses	1,018	3,083	3,876
Other voyage expenses	341	456	573
Total	1,805	3,936	5,373

Voyage Expenses and Vessel Operating Expenses - Vessel operating expenses

Vessel operating expenses consisted of:

	For the year ended December 31,
	2024	2023	2022
Crew wages and related costs	8,090	8,259	8,952
Insurance	1,014	1,176	1,349
Spares, repairs and maintenance	1,877	2,981	3,935
Lubricants	925	912	924
Stores	1,914	2,325	2,340
Other	522	437	512
Total	14,342	16,090	18,012